Activity in Options Outstanding under Employee Stock Option Scheme, Employees Stock Option Schemes (Detail) - Employees Stock Option Scheme - ₨ / shares	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Options
Options outstanding, beginning of period	128,654,300	109,033,000	92,476,600
Granted	0	44,836,200	41,659,000
Exercised	(34,359,200)	(21,691,200)	(22,700,740)
Forfeited	(1,992,500)	(3,466,800)	(2,296,500)
Lapsed	(146,300)	(56,900)	(105,360)
Options outstanding, end of period	92,156,300	128,654,300	109,033,000
Options exercisable, end of period	56,314,000	49,681,000	41,871,400
Weighted Average Exercise Price
Options outstanding, beginning of period	₨ 840.19	₨ 683.16	₨ 556.06
Granted		1,092.65	835.50
Exercised	658.20	563.78	438.50
Forfeited	981.44	900.81	761.32
Lapsed	857.61	546.78	368.42
Options outstanding, end of period	904.97	840.19	683.16
Options exercisable, end of period	₨ 835.06	661.84	537.99
Weighted average fair value of options granted during the year		₨ 377.69	₨ 302.31